Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of major related parties and their relationships

Company Name	Relationship with the Group
E-House Enterprise

Mr. Xin Zhou, executive chairman of Leju, is E-House Enterprise’s chairman. E-House Enterprise was a subsidiary of E-House before it became a listed company in Hong Kong in July, 2018.Leju became a subsidiary of E-House Enterprise as of November 4, 2020.

E-House

Under the common control of E-House Holdings until December 30, 2016, and E-House Holdings was the largest shareholder from December 31, 2016 to November 4, 2020. Mr. Xin Zhou, executive chairman of Leju, is E-House’s ultimate controller. (Note 1).

SINA	A shareholder with significant influence
Tencent Holdings Ltd. or certain of its affiliates (“Tencent”)	A shareholder with significant influence
Alibaba Investment Ltd. or certain of its affiliates (“Alibaba”)	A shareholder with significant influence on TM Home, the Company’s controlling shareholder, since November 4, 2021. (Note 1)
Shanghai Tianji Network Services Ltd. (“Tianji Network”) (formerly known as Shanghai Yunchuang Information & Technology Ltd.)	Mr. Xin Zhou, executive chairman of Leju, is Tianji Network’s ultimate controller by May 2021. Tianji Network became a subsidiary of E-House Enterprise since May 2021.
Yunnan Huixiangju Information & Consultant Ltd. (“Huixiangju”)	One of the Group’s investment affiliates and the Group owns 51% equity interest and has significant influence
Suzhou Qianyisheng Information & Consultant Ltd. (“Qianyisheng”)	One of the Group’s investment affiliates and the Group owns 19% equity interest and has significant influence Qianyisheng dissolved in July, 2022.
Shanghai Quanzhuyi Home Furnishing Accessories Ltd. (“QuanZhuYi”)	One of the Group’s investment affiliates and the Group owns 13.5% equity interest and has significant influence
Jupai Holdings Ltd. (“Jupai”)	Mr. Xin Zhou, executive chairman of Leju, is Jupai’s director. E-House Holdings has significant influence on Jupai and Leju

Schedule of significant related party transactions

	Year Ended December 31,
	2020	2021	2022
	$	$	$
Corporate service provided by E-House under service agreements	1,910,204	1,352,382	—
Corporate service provided by E-House Enterprise	—	—	1,335,164
Online advertising resources fee recognized as cost of revenues purchased from SINA	29,322,241	10,078,875	110,464
Online advertising resources fee recognized as cost of revenues purchased from Tencent	17,790,501	18,671,019	14,787,449
Services purchased from/rental cost paid to E-House	764,952	886,866	700,726
Services purchased from E-House Enterprise	21,429,920	20,557,777	7,694,981
Services purchased from Alibaba (Note A)	*	875,072	855,183
Services purchased from Jupai	34,160	—	24,372
Services purchased from Tianji Network (Note B)	493,176	69,762	—
Total services purchased from related parties	71,745,154	52,491,753	25,508,339
Online advertising services provided to E-House	—	484,185	—
Services provided to E-House Enterprise	1,392,190	36,334	—
Services provided to Investing affiliates	2,393,204	548,075	109,934
Total online advertising services provided to related parties	3,785,394	1,068,594	109,934
Fee paid to Tencent for advertising resources on behalf of customers (Note C)	43,083,548	2,502,309	1,798,079

Schedule of amounts due from related parties

	As of December 31,
	2021	2022
	$	$
Investing affiliates (1)	708	—
Tencent (2)	3,581,609	1,855,275
Alibaba(3)	332,243	498,258
E-House (4)	—	123,010
Allowance for current expected credit losses	(1,175)	(743)
Total	3,913,385	2,475,800

Schedule of amounts due to related parties

	As of December 31,
	2021	2022
	$	$
E-House (4)	2,201,127	—
SINA (5)	1,479,957	1,382,173
Investing affiliates (1)	—	124,208
E-House Enterprise (6)	3,950,839	3,298,210
Total	7,631,923	4,804,591
(1)	The amounts due from affiliates as of December 31, 2021 represent the expense paid on behalf of Qianyisheng.

The amounts due to affiliates as of December 31, 2022 represent the advance from Huixiangju.

(2)	The amounts due from Tencent as of December 31, 2021 and 2022 represent prepaid fees for online advertising resources.
(3)	The amounts due from Alibaba as of December 31 2022 and 2022 represent prepaid fees for online advertising resources and technical service.
(4)	The amount due to E-House as of December 31, 2021 was primarily for the payable for corporate service fees charged by E-House. The amount due from E-House as of December 31, 2022 was primarily for the prepayment for the service purchased from E-House.
(5)	The amounts due to SINA as of December 31, 2021 and 2022 represents payable for online advertising resources fee.
(6)	The amounts due to E-House Enterprise as of December 31, 2021 and 2022 represent net results for receivable for online advertising revenue from E-House Enterprise and payable for marketing service fees charged by E-House Enterprise.

E-House
Schedule of rollforward of the payable to / (receivable from) balance with related party

		Year Ended December 31,
		2020	2021	2022
		$	$	$
Balance at January 1		(555,652)	129,566	2,201,127
Corporate service provided by E-House under services agreements	(A)	1,910,204	1,352,382	—
Service provided to E-House	(A)	—	(484,185)	—
Service purchased from/rental cost paid to E-House	(A)	764,952	886,866	700,726
Net received/(payment)	(B)	(1,989,938)	316,498	(3,024,863)
Balance at December 31		129,566	2,201,127	(123,010)

	As of December 31,
	2021	2022
	$	$
Net results for service fee (A and B)	2,201,127	(123,010)
Amounts due/(from) to E-House	2,201,127	(123,010)
(A)	Represents the services provided by or to E-House.
(B)	Represents net cash flow for activities between the Company and E-House.

E-House Enterprise
Schedule of rollforward of the payable to / (receivable from) balance with related party

		Year Ended December 31,
		2020	2021	2022
		$	$	$
Balance at January 1		(906,009)	2,238,543	3,950,839
Corporate service provided by E-House Enterprise	(C)	—	—	1,335,164
Service provided to E-House Enterprise	(C)	(1,392,190)	(36,334)	—
Service purchased from E-House Enterprise	(C)	21,429,920	20,557,777	7,694,981
Net payment	(D)	(16,893,178)	(18,809,147)	(9,682,774)
Balance at December 31		2,238,543	3,950,839	3,298,210
(C)	Represents services provided by or to E-House Enterprise.
(D)	Represents net cash flow for the activities between the Company and E-House Enterprise.